Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 47,541	$ 72,923	$ 277,583
Prepaid expenses — short term		120,677	724,066
Total current assets	47,541	193,600	1,001,649
Prepaid expenses - long term			113,073
Cash and marketable securities held in Trust Account	116,571,577	349,927,313	345,105,681
Total Assets	116,619,118	350,120,913	346,220,403
Current liabilities:
Accounts payable and accrued expenses	5,832,437	4,858,215	2,579,641
Promissory Note — Related Party	1,600,000
Convertible Promissory Note — Related Party	1,174,127	828,600
Total current liabilities	8,606,564	5,686,815	2,579,641
Warrant liabilities	3,747,388	2,978,333	8,488,250
Deferred underwriters' discount payable	3,018,750	3,018,750	12,075,000
Total Liabilities	15,372,702	11,683,898	23,142,891
Commitments and Contingencies
Class A Ordinary shares subject to possible redemption	116,571,577	349,927,313	345,000,000
Shareholders' Deficit:
Preference shares
Class A ordinary shares
Class B ordinary shares	863	863	863
Additional paid-in capital	2,052,420	6,057,438	0
Accumulated deficit	(17,378,444)	(17,548,599)	(21,923,351)
Total Shareholders' Deficit	(15,325,161)	(11,490,298)	(21,922,488)
Total Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit	$ 116,619,118	$ 350,120,913	$ 346,220,403